Post-employee benefit plans	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Post-employment benefit plans

Note 26	Post-employment benefit plans
POST-EMPLOYMENT BENEFIT PLANS COST
We provide pension and other benefits for most of our employees. These include DB pension plans, DC pension plans and OPEBs.
We operate our DB and DC pension plans under applicable Canadian and provincial pension legislation, which prescribes minimum and maximum DB funding requirements. Plan assets are held in trust, and the oversight of governance of the plans, including investment decisions, contributions to DB plans and the selection of the DC plans investment options offered to plan participants, lies with the Risk and Pension Fund Committee, a committee of our board of directors.
The interest rate risk is managed using a liability matching approach, which reduces the exposure of the DB plans to a mismatch between investment growth and obligation growth.
The longevity risk is managed using a longevity swap, which reduces the exposure of the DB plans to an increase in life expectancy.
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

FOR THE YEAR ENDED DECEMBER 31	2020	2019
DB pension	(219)	(193)
DC pension	(113)	(109)
OPEBs	(2)	(3)
Less:
Capitalized benefit plans cost	65	59
Total post-employment benefit plans service cost	(269)	(246)
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING COST

FOR THE YEAR ENDED DECEMBER 31	2020	2019
DB pension	(10)	(19)
OPEBs	(36)	(44)
Total interest on post-employment benefit obligations	(46)	(63)
The statements of comprehensive income include the following amounts before income taxes.

	2020	2019
Cumulative losses recognized directly in equity, January 1	(2,701)	(2,892)
Actuarial gains in other comprehensive income from continuing operations(1)	732	191
Increase in the effect of the asset limit in other comprehensive income from continuing operations (2)	(45)	—
Cumulative losses recognized directly in equity, December 31	(2,014)	(2,701)
(1)The cumulative actuarial losses recognized in the statements of comprehensive income are $2,215 million in 2020.
(2)The cumulative decrease in the effect of the asset limit recognized in the statements of comprehensive income is $201 million in 2020.

COMPONENTS OF POST-EMPLOYMENT BENEFIT (OBLIGATIONS) ASSETS
The following table shows the change in post-employment benefit obligations and the fair value of plan assets.

	DB PENSION PLANS		OPEB PLANS		TOTAL
	2020	2019	2020	2019	2020	2019
Post-employment benefit obligations, January 1	(25,650)	(23,404)	(1,529)	(1,469)	(27,179)	(24,873)
Current service cost	(219)	(193)	(2)	(3)	(221)	(196)
Interest on obligations	(782)	(872)	(46)	(55)	(828)	(927)
Actuarial losses(1)	(1,830)	(2,498)	(90)	(80)	(1,920)	(2,578)
Benefit payments	1,342	1,326	67	77	1,409	1,403
Employee contributions	(10)	(10)	—	—	(10)	(10)
Other	—	1	—	1	—	2
Post-employment benefit obligations, December 31	(27,149)	(25,650)	(1,600)	(1,529)	(28,749)	(27,179)
Fair value of plan assets, January 1	25,530	23,071	320	287	25,850	23,358
Expected return on plan assets(2)	772	853	10	11	782	864
Actuarial gains(1)	2,632	2,742	20	27	2,652	2,769
Benefit payments	(1,342)	(1,326)	(67)	(77)	(1,409)	(1,403)
Employer contributions	183	180	61	72	244	252
Employee contributions	10	10	—	—	10	10
Fair value of plan assets, December 31	27,785	25,530	344	320	28,129	25,850
Plan asset (deficit)	636	(120)	(1,256)	(1,209)	(620)	(1,329)
Effect of asset limit	(65)	(20)	—	—	(65)	(20)
Post-employment benefit asset (liability), December 31	571	(140)	(1,256)	(1,209)	(685)	(1,349)
Post-employment benefit assets	1,277	558	—	—	1,277	558
Post-employment benefit obligations	(706)	(698)	(1,256)	(1,209)	(1,962)	(1,907)
(1)Actuarial gains (losses) include experience gains of $2,613 million in 2020 and $2,525 million in 2019.
(2)The actual return on plan assets was $3,434 million or 13.7% in 2020 and $3,633 million or 16.0% in 2019.
FUNDED STATUS OF POST-EMPLOYMENT BENEFIT PLANS COST
The following table shows the funded status of our post-employment benefit obligations.

	FUNDED		PARTIALLY FUNDED(1)		UNFUNDED(2)		TOTAL
FOR THE YEAR ENDED DECEMBER 31	2020	2019	2020	2019	2020	2019	2020	2019
Present value of post-employment benefit obligations	(26,421)	(24,961)	(2,011)	(1,918)	(317)	(300)	(28,749)	(27,179)
Fair value of plan assets	27,727	25,474	402	376	—	—	28,129	25,850
Plan surplus (deficit)	1,306	513	(1,609)	(1,542)	(317)	(300)	(620)	(1,329)
(1)The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and certain OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.
(2)Our unfunded plans consist of certain OPEBs, which are paid as claims are incurred.

SIGNIFICANT ASSUMPTIONS
We used the following key assumptions to measure the post-employment benefit obligations and the net benefit plans cost for the DB pension plans and OPEB plans. These assumptions are long-term, which is consistent with the nature of post-employment benefit plans.

	DB PENSION PLANS AND OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2020	2019

Post-employment benefit obligations
Discount rate	2.6%	3.1%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.2	23.2
(1)Cost of living indexation rate is only applicable to DB pension plans.

	DB PENSION PLANS AND OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2020	2019

Net post-employment benefit plans cost
Discount rate	3.2%	4.0%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.2	23.1
(1)Cost of living indexation rate is only applicable to DB pension plans.

The weighted average duration of the post-employment benefit obligation is 15 years.

We assumed the following trend rates in healthcare costs:
•an annual increase in the cost of medication of 6.5% for 2020 decreasing to 4.0% over 20 years
•an annual increase in the cost of covered dental benefits of 4%
•an annual increase in the cost of covered hospital benefits of 3.7%
•an annual increase in the cost of other covered healthcare benefits of 4%
Assumed trend rates in healthcare costs have a significant effect on the amounts reported for the healthcare plans.
The following table shows the effect of a 1% change in the assumed trend rates in healthcare costs.

EFFECT ON POST-EMPLOYMENT BENEFITS – INCREASE/(DECREASE)	1% INCREASE	1% DECREASE
Total service and interest cost	3	(3)
Post-employment benefit obligations	110	(95)
SENSITIVITY ANALYSIS
The following table shows a sensitivity analysis of key assumptions used to measure the net post-employment benefit obligations and the net post-employment benefit plans cost for our DB pension plans and OPEB plans.

		IMPACT ON NET POST-EMPLOYMENT BENEFIT PLANS COST FOR 2020 – INCREASE/(DECREASE)		IMPACT ON POST-EMPLOYMENT BENEFIT OBLIGATIONS AT DECEMBER 31, 2020 – INCREASE/(DECREASE)
	CHANGE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION
Discount rate	0.5%	(76)	64	(1,897)	2,127
Life expectancy at age 65	1 year	38	(38)	1,092	(1,092)
POST-EMPLOYMENT BENEFIT PLAN ASSETS
The investment strategy for the post-employment benefit plan assets is to maintain a diversified portfolio of assets invested in a prudent manner to maintain the security of benefits.
The following table shows the target allocations for 2020 and the allocation of our post-employment benefit plan assets at December 31, 2020 and 2019.

	WEIGHTED AVERAGE TARGET ALLOCATION	TOTAL PLAN ASSETS FAIR VALUE
ASSET CATEGORY	2020	December 31, 2020	December 31, 2019
Equity securities	0%-40%	23%	22%
Debt securities	60%-100%	60%	62%
Alternative investments	0%-50%	17%	16%
Total		100%	100%
The following table shows the fair value of the DB pension plan assets for each category.

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Observable markets data
Equity securities
Canadian	1,027	1,017
Foreign	5,242	4,534
Debt securities
Canadian	13,361	13,216
Foreign	2,913	2,385
Money market	369	219
Non-observable markets inputs
Alternative investments
Private equities	2,564	2,119
Hedge funds	1,200	1,001
Real estate	1,033	948
Other	76	91
Total	27,785	25,530
Equity securities included approximately $3 million of BCE common shares, or 0.01% of total plan assets, at December 31, 2020 and approximately $15 million of BCE common shares, or 0.06% of total plan assets, at December 31, 2019.
Debt securities included approximately $141 million of Bell Canada debentures, or 0.51% of total plan assets, at December 31, 2020 and approximately $53 million of Bell Canada debentures, or 0.21% of total plan assets, at December 31, 2019.
Alternative investments included an investment in MLSE of $149 million, or 0.54% of total plan assets, at December 31, 2020 and $135 million, or 0.53% of total plan assets, at December 31, 2019.
The Bell Canada pension plan has an investment arrangement which hedges part of its exposure to potential increases in longevity, which covers approximately $4 billion of post-employment benefit obligations. The fair value of the arrangement is included within other alternative investments. As a hedging arrangement of the pension plan, the transaction requires no cash contributions from BCE.
CASH FLOWS

We are responsible for adequately funding our DB pension plans. We make contributions to them based on various actuarial cost methods that are permitted by pension regulatory authorities. Contributions reflect actuarial assumptions about future investment returns, salary projections and future service benefits. Changes in these factors could cause actual future contributions to differ from our current estimates and could require us to increase contributions to our post-employment benefit plans in the future, which could have a negative effect on our liquidity and financial performance.
We contribute to the DC pension plans as employees provide service.
The following table shows the amounts we contributed to the DB and DC pension plans and the payments made to beneficiaries under OPEB plans.

	DB PLANS		DC PLANS		OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2020	2019	2020	2019	2020	2019
Contributions/payments	(183)	(180)	(114)	(110)	(61)	(72)

We expect to contribute approximately $180 million to our DB pension plans in 2021, subject to actuarial valuations being completed. We expect to contribute approximately $120 million to the DC pension plans and to pay approximately $70 million to beneficiaries under OPEB plans in 2021.